UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     April 17, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $115,540 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2001    25280 SH       SOLE                    25280        0        0
ADVANCED MEDICAL OPTICS INC    COM              00763m108     2082   102581 SH       SOLE                    99770        0     2811
ALTERA CORP                    COM              021441100     3398   184386 SH       SOLE                   179525        0     4861
AMGEN INC                      COM              031162100      543    13000 SH       SOLE                    13000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     4053    98458 SH       SOLE                    95210        0     3248
AT&T INC                       COM              00206r102     4917   128380 SH       SOLE                   122971        0     5409
BHP BILLITON LTD               SPONSORED ADR    088606108     5240    79575 SH       SOLE                    78380        0     1195
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     5017    92221 SH       SOLE                    87437        0     4784
CHUBB CORP                     COM              171232101     4146    83790 SH       SOLE                    79848        0     3942
CONSTELLATION BRANDS INC       CL A             21036p108     2771   156819 SH       SOLE                   151842        0     4977
E M C CORP MASS                COM              268648102     3820   266417 SH       SOLE                   257303        0     9114
EXXON MOBIL CORP               COM              30231g102      456     5386 SH       SOLE                     4836        0      550
GARMIN LTD                     ORD              g37260109     4298    79584 SH       SOLE                    74339        0     5245
INTERNATIONAL BUSINESS MACHS   COM              459200101     5136    44604 SH       SOLE                    42340        0     2264
INTUIT                         COM              461202103     3958   146544 SH       SOLE                   140275        0     6269
ISHARES INC                    MSCI GERMAN      464286806     1500    47615 SH       SOLE                    43663        0     3952
ISHARES INC                    MSCI MALAYSIA    464286830     1555   131241 SH       SOLE                   120468        0    10773
ISHARES TR                     S&P/TOPIX 150    464287382     1559    14327 SH       SOLE                    13153        0     1174
ISHARES TR                     FTSE XNHUA IDX   464287184     2333    17261 SH       SOLE                    15423        0     1838
JACOBS ENGR GROUP INC DEL      COM              469814107     6348    86262 SH       SOLE                    82514        0     3748
JOHNSON & JOHNSON              COM              478160104     4143    63871 SH       SOLE                    61358        0     2513
LAS VEGAS SANDS CORP           COM              517834107     1344    18245 SH       SOLE                    17687        0      558
M & T BK CORP                  COM              55261F104     1482    18420 SH       SOLE                    18420        0        0
MANITOWOC INC                  COM              563571108     3848    94318 SH       SOLE                    90598        0     3720
MEADWESTVACO CORP              COM              583334107     1795    65960 SH       SOLE                    65960        0        0
MERRILL LYNCH & CO INC         COM              590188108     2527    62031 SH       SOLE                    59650        0     2381
MORGAN STANLEY INDIA INVS FD   COM              61745c105     1196    31556 SH       SOLE                    29062        0     2494
NABORS INDUSTRIES LTD          SHS              g6359f103     4398   130246 SH       SOLE                   123202        0     7044
NOBLE CORPORATION              SHS              g65422100     5185   104379 SH       SOLE                    98367        0     6012
PENTAIR INC                    COM              709631105     3585   112394 SH       SOLE                   108820        0     3574
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936d107     1162    51864 SH       SOLE                    51280        0      584
QUALCOMM INC                   COM              747525103     4108   100193 SH       SOLE                    94409        0     5784
SANOFI AVENTIS                 SPONSORED ADR    80105n105     2659    70826 SH       SOLE                    67664        0     3162
SIEMENS A G                    SPONSORED ADR    826197501     2870    26346 SH       SOLE                    25311        0     1035
STRYKER CORP                   COM              863667101     4439    68243 SH       SOLE                    64328        0     3915
TARGET CORP                    COM              87612e106     3666    72336 SH       SOLE                    69255        0     3081
WELLS FARGO & CO NEW           COM              949746101     2002    68790 SH       SOLE                    68790        0        0